United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Alpha Quant Core FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—99.78%
Communication Services—1.57%
Interactive Media & Services—1.57%
Facebook, Inc., Class AA	281	$50,041

Consumer Discretionary—12.64%
Hotels, Restaurants & Leisure—4.07%
Starbucks Corp.	825	72,947
Yum! Brands, Inc.	501	56,828

		129,775

Household Durables—2.37%
PulteGroup, Inc.	2,066	75,512

Internet & Direct Marketing Retail—1.91%
Booking Holdings, Inc.A	31	60,841

Specialty Retail—1.93%
Home Depot, Inc.	265	61,485

Textiles, Apparel & Luxury Goods—2.36%
NIKE, Inc., Class B	800	75,136

Total Consumer Discretionary		402,749

Consumer Staples—11.65%
Beverages—3.76%
Molson Coors Brewing Co., Class B	962	55,315
Monster Beverage Corp.A	1,107	64,272

		119,587

Food & Staples Retailing—5.93%
Sysco Corp.	900	71,460
Walgreens Boots Alliance, Inc.	911	50,388
Walmart, Inc.	565	67,054

		188,902

Household Products—1.96%
Clorox Co.	411	62,419

Total Consumer Staples		370,908

Energy—7.69%
Oil, Gas & Consumable Fuels—7.69%
Cabot Oil & Gas Corp.	2,267	39,831
Chevron Corp.	486	57,640
EOG Resources, Inc.	695	51,583
HollyFrontier Corp.	910	48,812
Marathon Petroleum Corp.	775	47,081

		244,947

Total Energy		244,947

Health Care—17.40%
Biotechnology—6.51%
AbbVie, Inc.	733	55,503
Amgen, Inc.	306	59,214
Biogen, Inc.A	164	38,182
Gilead Sciences, Inc.	860	54,507

		207,406

Health Care Providers & Services—7.53%
AmerisourceBergen Corp.	753	61,995

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—99.78% (continued)
Health Care—17.40% (continued)
Health Care Providers & Services—7.53% (continued)
Cardinal Health, Inc.	1,231	$58,091
Centene Corp.A	1,186	51,306
McKesson Corp.	500	68,330

		239,722

Pharmaceuticals—3.36%
Bristol-Myers Squibb Co.	1,061	53,803
Pfizer, Inc.	1,480	53,177

		106,980

Total Health Care		554,108

Industrials—17.28%
Aerospace & Defense—3.56%
Lockheed Martin Corp.	154	60,069
Raytheon Co.	272	53,364

		113,433

Air Freight & Logistics—3.10%
CH Robinson Worldwide, Inc.B	621	52,648
Expeditors International of Washington, Inc.	620	46,060

		98,708

Airlines—1.91%
Southwest Airlines Co.	1,128	60,923

Electrical Equipment—1.68%
Eaton Corp. PLC	644	53,549

Industrial Conglomerates—1.67%
3M Co.	324	53,266

Machinery—3.73%
Cummins, Inc.	398	64,742
Snap-on, Inc.	344	53,850

		118,592

Trading Companies & Distributors—1.63%
WW Grainger, Inc.	175	52,001

Total Industrials		550,472

Information Technology—28.20%
Communications Equipment—3.24%
Cisco Systems, Inc.	1,166	57,612
F5 Networks, Inc.A	324	45,496

		103,108

IT Services—6.99%
International Business Machines Corp.	374	54,387
Mastercard, Inc., Class A	228	61,918
VeriSign, Inc.A	267	50,364
Visa, Inc., Class A	325	55,904

		222,573

Semiconductors & Semiconductor Equipment—8.64%
Applied Materials, Inc.	1,480	73,852
Lam Research Corp.	316	73,031
Micron Technology, Inc.A	1,515	64,917

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—99.78% (continued)
Information Technology—28.20% (continued)
Semiconductors & Semiconductor Equipment—8.64% (continued)
Texas Instruments, Inc.	491	$63,457

		275,257

Software—3.65%
Intuit, Inc.	210	55,847
Microsoft Corp.	436	60,617

		116,464

Technology Hardware, Storage & Peripherals—5.68%
Apple, Inc.	384	86,005
HP, Inc.	2,599	49,173
NetApp, Inc.	869	45,631

		180,809

Total Information Technology		898,211

Materials—3.35%
Chemicals—1.65%
LyondellBasell Industries N.V., Class A	587	52,519

Containers & Packaging—1.70%
Packaging Corp. of America	511	54,217

Total Materials		106,736

Total Common Stocks (Cost $3,036,638)		3,178,172

SHORT-TERM INVESTMENTS—0.83% (Cost $26,284)
Investment Companies—0.83%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	26,284	26,284

TOTAL INVESTMENTS—100.61% (Cost $3,062,922)		3,204,456
LIABILITIES, NET OF OTHER ASSETS—(0.61%)		(19,366)

TOTAL NET ASSETS—100.00%		$3,185,090

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC—Public Limited Company.

See accompanying notes

American Beacon Alpha Quant Core FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Alpha Quant Core Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,178,172	$—	$—	$3,178,172
Short-Term Investments	26,284	—	—	26,284

Total Investments in Securities—Assets	$3,204,456	$—	$—	$3,204,456

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—98.91%
Communication Services—6.22%
Diversified Telecommunication Services—3.16%
Verizon Communications, Inc.	2,119	$127,903

Media—3.06%
Omnicom Group, Inc.	1,579	123,636

Total Communication Services		251,539

Consumer Discretionary—4.21%
Multiline Retail—4.21%
Target Corp.	1,590	169,987

Consumer Staples—13.15%
Beverages—6.32%
Coca-Cola Co.	2,314	125,974
PepsiCo, Inc.	943	129,286

		255,260

Household Products—6.83%
Kimberly-Clark Corp.	931	132,248
Procter & Gamble Co.	1,155	143,659

		275,907

Total Consumer Staples		531,167

Energy—5.84%
Oil, Gas & Consumable Fuels—5.84%
Chevron Corp.	1,096	129,986
Exxon Mobil Corp.	1,504	106,197

		236,183

Total Energy		236,183

Financials—3.37%
Insurance—3.37%
Principal Financial Group, Inc.	2,381	136,050

Health Care—12.31%
Biotechnology—2.94%
Amgen, Inc.	615	119,009

Health Care Providers & Services—2.72%
Cardinal Health, Inc.	2,327	109,811

Pharmaceuticals—6.65%
Johnson & Johnson	1,008	130,415
Pfizer, Inc.	3,851	138,366

		268,781

Total Health Care		497,601

Industrials—14.13%
Aerospace & Defense—3.82%
Lockheed Martin Corp.	396	154,464

Air Freight & Logistics—3.38%
United Parcel Service, Inc., Class B	1,138	136,355

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—98.91% (continued)
Industrials—14.13% (continued)
Electrical Equipment—3.45%
Emerson Electric Co.	2,082	$139,202

Machinery—3.48%
Cummins, Inc.	865	140,710

Total Industrials		570,731

Information Technology—9.64%
Communications Equipment—2.93%
Cisco Systems, Inc.	2,395	118,337

IT Services—3.29%
International Business Machines Corp.	913	132,769

Semiconductors & Semiconductor Equipment—3.42%
Texas Instruments, Inc.	1,071	138,416

Total Information Technology		389,522

Materials—10.43%
Chemicals—10.43%
Air Products & Chemicals, Inc.	649	143,987
Ecolab, Inc.	725	143,579
PPG Industries, Inc.	1,128	133,679

		421,245

Total Materials		421,245

Real Estate—6.62%
Equity Real Estate Investment Trusts (REITs)—6.62%
Ventas, Inc.	1,768	129,117
Welltower, Inc.	1,526	138,332

		267,449

Total Real Estate		267,449

Utilities—12.99%
Electric Utilities—9.78%
American Electric Power Co., Inc.	1,401	131,260
Duke Energy Corp.	1,220	116,949
Southern Co.	2,378	146,889

		395,098

Multi-Utilities—3.21%
Consolidated Edison, Inc.	1,373	129,707

Total Utilities		524,805

Total Common Stocks (Cost $3,501,288)		3,996,279

See accompanying notes

American Beacon Alpha Quant Dividend FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS—0.53% (Cost $21,353)
Investment Companies—0.53%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%A B	21,353	$21,353

TOTAL INVESTMENTS—99.44% (Cost $3,522,641)		4,017,632
OTHER ASSETS, NET OF LIABILITIES—0.56%		22,519

TOTAL NET ASSETS—100.00%		$4,040,151

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Alpha Quant Dividend Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,996,279	$—	$—	$3,996,279
Short-Term Investments	21,353	—	—	21,353

Total Investments in Securities—Assets	$4,017,632	$—	$—	$4,017,632

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—98.81%
Communication Services—3.65%
Interactive Media & Services—3.65%
Facebook, Inc., Class AA	579	$103,108

Consumer Discretionary—16.90%
Hotels, Restaurants & Leisure—5.17%
Starbucks Corp.	727	64,281
Yum! Brands, Inc.	723	82,010

		146,291

Internet & Direct Marketing Retail—3.82%
Booking Holdings, Inc.A	55	107,944

Specialty Retail—3.90%
Home Depot, Inc.	475	110,209

Textiles, Apparel & Luxury Goods—4.01%
NIKE, Inc., Class B	1,206	113,268

Total Consumer Discretionary		477,712

Consumer Staples—11.63%
Beverages—3.53%
Monster Beverage Corp.A	1,721	99,921

Food & Staples Retailing—4.23%
Sysco Corp.	1,505	119,497

Household Products—3.87%
Clorox Co.	721	109,498

Total Consumer Staples		328,916

Energy—3.16%
Oil, Gas & Consumable Fuels—3.16%
Cabot Oil & Gas Corp.	2,237	39,304
EOG Resources, Inc.	675	50,099
		89,403

Total Energy		89,403

Health Care—10.50%
Biotechnology—6.70%
AbbVie, Inc.	1,564	118,426
Biogen, Inc.A	305	71,010

		189,436

Health Care Providers & Services—3.80%
AmerisourceBergen Corp.	1,306	107,523

Total Health Care		296,959

Industrials—19.41%
Aerospace & Defense—6.42%
Lockheed Martin Corp.	304	118,578
Raytheon Co.	320	62,781

		181,359

Air Freight & Logistics—6.97%
CH Robinson Worldwide, Inc.B	1,284	108,857

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—98.81% (continued)
Industrials—19.41% (continued)
Air Freight & Logistics—6.97% (continued)
Expeditors International of Washington, Inc.	1,188	$88,257

		197,114

Industrial Conglomerates—2.04%
3M Co.	350	57,540

Trading Companies & Distributors—3.98%
WW Grainger, Inc.	379	112,620

Total Industrials		548,633

Information Technology—30.43%
IT Services—10.87%
Mastercard, Inc., Class A	390	105,912
VeriSign, Inc.A	526	99,219
Visa, Inc., Class A	594	102,174

		307,305

Semiconductors & Semiconductor Equipment—7.98%
Applied Materials, Inc.	1,900	94,810
Lam Research Corp.	296	68,409
Texas Instruments, Inc.	484	62,552

		225,771

Software—7.26%
Intuit, Inc.	414	110,099
Microsoft Corp.	685	95,236

		205,335

Technology Hardware, Storage & Peripherals—4.32%
Apple, Inc.	545	122,064

Total Information Technology		860,475

Materials—3.13%
Chemicals—3.13%
LyondellBasell Industries N.V., Class A	990	88,575

Total Common Stocks (Cost $2,671,075)		2,793,781

SHORT-TERM INVESTMENTS—0.65% (Cost $18,475)
Investment Companies—0.65%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%C D	18,475	18,475

TOTAL INVESTMENTS—99.46% (Cost $2,689,550)		2,812,256
OTHER ASSETS, NET OF LIABILITIES—0.54%		15,145

TOTAL NET ASSETS—100.00%		$2,827,401

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

See accompanying notes

American Beacon Alpha Quant Quality FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Alpha Quant Quality Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,793,781	$—	$—	$2,793,781
Short-Term Investments	18,475	—	—	18,475

Total Investments in Securities—Assets	$2,812,256	$—	$—	$2,812,256

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—98.74%
Consumer Discretionary—8.99%
Hotels, Restaurants & Leisure—4.30%
Starbucks Corp.	1,880	$166,229

Household Durables—4.69%
PulteGroup, Inc.	4,967	181,544

Total Consumer Discretionary		347,773

Consumer Staples—8.09%
Beverages—1.96%
Molson Coors Brewing Co., Class B	1,319	75,842

Food & Staples Retailing—6.13%
Walgreens Boots Alliance, Inc.	1,929	106,693
Walmart, Inc.	1,098	130,311

		237,004

Total Consumer Staples		312,846

Energy—9.56%
Oil, Gas & Consumable Fuels—9.56%
Chevron Corp.	1,054	125,004
HollyFrontier Corp.	2,328	124,874
Marathon Petroleum Corp.	1,973	119,860

		369,738

Total Energy		369,738

Health Care—30.14%
Biotechnology—10.52%
Amgen, Inc.	666	128,878
Biogen, Inc.A	639	148,772
Gilead Sciences, Inc.	2,040	129,295

		406,945

Health Care Providers & Services—13.92%
AmerisourceBergen Corp.	1,400	115,262
Cardinal Health, Inc.	2,673	126,139
Centene Corp.A	3,253	140,725
McKesson Corp.	1,146	156,612

		538,738

Pharmaceuticals—5.70%
Bristol-Myers Squibb Co.	2,910	147,566
Pfizer, Inc.	2,030	72,938

		220,504

Total Health Care		1,166,187

Industrials—16.20%
Air Freight & Logistics—3.81%
CH Robinson Worldwide, Inc.	1,740	147,517

Airlines—3.02%
Southwest Airlines Co.	2,167	117,040

Electrical Equipment—3.80%
Eaton Corp. PLC	1,766	146,843

Machinery—5.57%
Cummins, Inc.	870	141,523

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—98.74% (continued)
Industrials—16.20% (continued)
Machinery—5.57% (continued)
Snap-on, Inc.	472	$73,887

		215,410

Total Industrials		626,810

Information Technology—23.57%
Communications Equipment—6.37%
Cisco Systems, Inc.	2,796	138,151
F5 Networks, Inc.A	772	108,404

		246,555

IT Services—1.93%
International Business Machines Corp.	513	74,600

Semiconductors & Semiconductor Equipment—9.42%
Lam Research Corp.	840	194,132
Micron Technology, Inc.A	3,977	170,415

		364,547

Technology Hardware, Storage & Peripherals—5.85%
HP, Inc.	5,986	113,255
NetApp, Inc.	2,154	113,107

		226,362

Total Information Technology		912,064

Materials—2.19%
Containers & Packaging—2.19%
Packaging Corp. of America	800	84,880

Total Common Stocks (Cost $3,739,361)		3,820,298

SHORT-TERM INVESTMENTS—0.72% (Cost $27,747)
Investment Companies—0.72%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%B C	27,747	27,747

TOTAL INVESTMENTS—99.46% (Cost $3,767,108)		3,848,045
OTHER ASSETS, NET OF LIABILITIES—0.54%		20,783

TOTAL NET ASSETS—100.00%		$3,868,828

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC—Public Limited Company.

See accompanying notes

American Beacon Alpha Quant Value FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Alpha Quant Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,820,298	$—	$—	$3,820,298
Short-Term Investments	27,747	—	—	27,747

Total Investments in Securities—Assets	$3,848,045	$—	$—	$3,848,045

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—100.53%
Communication Services—8.71%
Entertainment—1.59%
Netflix, Inc.A	2,491	$666,642
Nintendo Co., Ltd.B	171	63,665
Spotify Technology S.A.A	460	52,440

		782,747

Interactive Media & Services—7.03%
Eventbrite, Inc., Class AA C	28,653	507,444
Tencent Holdings Ltd., ADR	12,500	520,375
Twitter, Inc.A	28,250	1,163,900
Zillow Group, Inc., Class CA C	42,868	1,278,324

		3,470,043

Wireless Telecommunication Services—0.09%
SoftBank Group Corp.B	1,110	43,598

Total Communication Services		4,296,388

Consumer Discretionary—15.21%
Auto Components—1.38%
Aptiv PLC	7,785	680,565

Automobiles—12.29%
Tesla, Inc.A	25,166	6,061,734

Household Durables—1.02%
Roku, Inc.A C	4,937	502,389

Internet & Direct Marketing Retail—0.52%
MercadoLibre, Inc.A	469	258,527

Total Consumer Discretionary		7,503,215

Financials—4.54%
Consumer Finance—1.66%
LendingClub Corp.A	62,797	821,385

Thrifts & Mortgage Finance—2.88%
LendingTree, Inc.A C	4,573	1,419,596

Total Financials		2,240,981

Health Care—34.73%
Biotechnology—20.41%
Cellectis S.A., ADRA	9,026	93,870
CRISPR Therapeutics AGA C	42,917	1,759,168
Editas Medicine, Inc.A C	86,788	1,973,559
Intellia Therapeutics, Inc.A C	140,989	1,882,203
Invitae Corp.A C	141,187	2,720,673
Organovo Holdings, Inc.A	70,569	18,383
Seres Therapeutics, Inc.A C	93,355	374,354
Syros Pharmaceuticals, Inc.A	54,644	567,205
Veracyte, Inc.A C	28,360	680,640

		10,070,055

Health Care Equipment & Supplies—1.32%
Cerus Corp.A	125,985	649,453

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—100.53% (continued)
Health Care—34.73% (continued)
Health Care Technology—1.82%
Teladoc Health, Inc.A C	13,287	$899,796

Life Sciences Tools & Services—11.12%
Compugen Ltd.A C	73,960	312,851
Illumina, Inc.A	11,634	3,539,295
NanoString Technologies, Inc.A	75,756	1,635,572

		5,487,718

Pharmaceuticals—0.06%
Bayer AGB	390	27,498

Total Health Care		17,134,520

Industrials—2.74%
Machinery—2.74%
FANUC Corp.B	220	41,734
Proto Labs, Inc.A	12,809	1,307,799

		1,349,533

Total Industrials		1,349,533

Information Technology—34.60%
IT Services—7.46%
Square, Inc., Class AA C	59,381	3,678,653

Semiconductors & Semiconductor Equipment—7.68%
NVIDIA Corp.	8,472	1,474,721
Teradyne, Inc.	17,382	1,006,592
Xilinx, Inc.	13,635	1,307,596

		3,788,909

Software—12.84%
2U, Inc.A C	105,879	1,723,710
Autodesk, Inc.A	3,854	569,236
Materialise N.V., ADRA C	55,558	1,026,712
salesforce.com, Inc.A	7,325	1,087,323
Splunk, Inc.A	11,912	1,403,948
Trade Desk, Inc., Class AA	2,797	524,578

		6,335,507

Technology Hardware, Storage & Peripherals—6.62%
Stratasys Ltd.A	153,237	3,264,714

Total Information Technology		17,067,783

Total Common Stocks (Cost $49,907,877)		49,592,420

SHORT-TERM INVESTMENTS—0.11% (Cost $57,082)
Investment Companies—0.11%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%D E	57,082	57,082

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL—7.51% (Cost $3,705,257)
Investment Companies—7.51%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%D E	3,705,257	$3,705,257

TOTAL INVESTMENTS—108.15% (Cost $53,670,216)		53,354,759
LIABILITIES, NET OF OTHER ASSETS—(8.15%)		(4,022,586)

TOTAL NET ASSETS—100.00%		$49,332,173

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $176,495 or 0.36% of net assets.
C	All or a portion of this security is on loan at September 30, 2019.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

ADR—American Depositary Receipt.

PLC—Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$49,415,925	$176,495	$—	$49,592,420
Short-Term Investments	57,082	—	—	57,082
Securities Lending Collateral	3,705,257	—	—	3,705,257

Total Investments in Securities—Assets	$53,178,264	$176,495	$—	$53,354,759

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—91.92%
Communication Services—18.82%
Diversified Telecommunication Services—5.21%
AT&T, Inc.	118,900	$4,499,176

Entertainment—9.41%
Lions Gate Entertainment Corp., Class B	361,500	3,159,510
Live Nation Entertainment, Inc.A	13,500	895,590
Walt Disney Co.	31,300	4,079,016

		8,134,116

Media—4.20%
CBS Corp., Class B, NVDR	89,900	3,629,263

Total Communication Services		16,262,555

Consumer Discretionary—13.58%
Automobiles—4.88%
General Motors Co.	112,600	4,220,248

Hotels, Restaurants & Leisure—3.18%
Caesars Entertainment Corp.A	235,700	2,748,262

Textiles, Apparel & Luxury Goods—5.52%
Hanesbrands, Inc.	311,300	4,769,116

Total Consumer Discretionary		11,737,626

Consumer Staples—5.52%
Food & Staples Retailing—5.52%
Kroger Co.	184,900	4,766,722

Energy—5.61%
Oil, Gas & Consumable Fuels—5.61%
Devon Energy Corp.	124,300	2,990,658
WPX Energy, Inc.A	175,200	1,855,368

		4,846,026

Total Energy		4,846,026

Financials—10.24%
Banks—10.24%
Bank of America Corp.	145,700	4,250,069
Regions Financial Corp.	290,900	4,602,038

		8,852,107

Total Financials		8,852,107

Health Care—4.61%
Pharmaceuticals—4.61%
Merck & Co., Inc.	47,300	3,981,714

Industrials—5.86%
Aerospace & Defense—1.13%
Maxar Technologies, Inc.A	129,300	982,680

Air Freight & Logistics—4.73%
FedEx Corp.	28,070	4,086,150

Total Industrials		5,068,830

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—91.92% (continued)
Information Technology—16.07%
Electronic Equipment, Instruments & Components—4.39%
Corning, Inc.	133,100	$3,796,012

Semiconductors & Semiconductor Equipment—1.99%
Entegris, Inc.	36,525	1,718,866

Software—4.57%
FireEye, Inc.A	296,200	3,951,308

Technology Hardware, Storage & Peripherals—5.12%
Apple, Inc.	19,765	4,426,767

Total Information Technology		13,892,953

Materials—11.61%
Chemicals—6.57%
Axalta Coating Systems Ltd.A	157,900	4,760,685
Mosaic Co.	44,700	916,350

		5,677,035

Containers & Packaging—5.04%
Graphic Packaging Holding Co.	295,300	4,355,675

Total Materials		10,032,710

Total Common Stocks (Cost $84,753,415)		79,441,243

EXCHANGE-TRADED INSTRUMENTS—4.05% (Cost $3,075,118)
Exchange-Traded Funds—4.05%
SPDR S&P 500 ETF Trust	11,800	3,501,886

SHORT-TERM INVESTMENTS—4.05% (Cost $3,500,065)
Investment Companies—4.05%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%B C	3,500,065	3,500,065

TOTAL INVESTMENTS—100.02% (Cost $91,328,598)		86,443,194
LIABILITIES, NET OF OTHER ASSETS—(0.02%)		(18,286)

TOTAL NET ASSETS—100.00%		$86,424,908

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ETF—Exchange-Traded Fund.

NVDR—Non Voting Depositary Receipt.

SPDR—Standard & Poor’s U.S. Equity Large-Cap Index.

S&P 500—Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$79,441,243	$—	$—	$79,441,243
Exchange-Traded Instruments	3,501,886	—	—	3,501,886
Short-Term Investments	3,500,065	—	—	3,500,065

Total Investments in Securities—Assets	$86,443,194	$—	$—	$86,443,194

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—96.72%
Communication Services—16.27%
Entertainment—11.64%
IMAX Corp.A	13,400	$294,130
Liberty Media Corp-Liberty Braves, Class CA B	6,200	172,050
Lions Gate Entertainment Corp., Class B	28,800	251,712
Live Nation Entertainment, Inc.A	1,100	72,974

		790,866

Media—4.63%
AMC Networks, Inc., Class AA	6,400	314,624

Total Communication Services		1,105,490

Consumer Discretionary—14.84%
Hotels, Restaurants & Leisure—3.06%
Caesars Entertainment Corp.A	17,800	207,548

Leisure Products—1.32%
Acushnet Holdings Corp.	3,400	89,760

Specialty Retail—5.21%
Urban Outfitters, Inc.A C	12,600	353,934

Textiles, Apparel & Luxury Goods—5.25%
Hanesbrands, Inc.	23,300	356,956

Total Consumer Discretionary		1,008,198

Consumer Staples—4.59%
Food & Staples Retailing—4.59%
Kroger Co.	12,100	311,938

Energy—6.13%
Oil, Gas & Consumable Fuels—6.13%
SemGroup Corp., Class A	8,200	133,988
WPX Energy, Inc.A	26,700	282,753

		416,741

Total Energy		416,741

Financials—9.76%
Banks—9.76%
Cadence BancorpC	18,500	324,490
Regions Financial Corp.	21,400	338,548

		663,038

Total Financials		663,038

Health Care—4.99%
Health Care Technology—4.99%
Allscripts Healthcare Solutions, Inc.A	30,900	339,282

Industrials—4.36%
Aerospace & Defense—4.36%
BWX Technologies, Inc.	3,200	183,072
Maxar Technologies, Inc.A	14,915	113,354

		296,426

Total Industrials		296,426

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—96.72% (continued)
Information Technology—12.60%
Communications Equipment—1.10%
Ciena Corp.A	1,900	$74,537

IT Services—1.89%
GreenSky, Inc., Class AA	18,800	128,686

Semiconductors & Semiconductor Equipment—2.91%
Entegris, Inc.	4,200	197,652

Software—6.70%
ChannelAdvisor Corp.A	15,900	148,347
FireEye, Inc.A	23,000	306,820

		455,167

Total Information Technology		856,042

Materials—23.18%
Chemicals—13.69%
Axalta Coating Systems Ltd.A	12,900	388,935
Livent Corp.A C	7,600	50,844
Mosaic Co.	3,800	77,900
PQ Group Holdings, Inc.A	10,537	167,959
Valvoline, Inc.	11,100	244,533

		930,171

Containers & Packaging—5.75%
Graphic Packaging Holding Co.	26,500	390,875

Metals & Mining—3.74%
Compass Minerals International, Inc.	4,500	254,205

Total Materials		1,575,251

Total Common Stocks (Cost $7,302,431)		6,572,406

SHORT-TERM INVESTMENTS—2.72% (Cost $185,164)
Investment Companies—2.72%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%D E	185,164	185,164

TOTAL INVESTMENTS—99.44% (Cost $7,487,595)		6,757,570
OTHER ASSETS, NET OF LIABILITIES—0.56%		37,757

TOTAL NET ASSETS—100.00%		$6,795,327

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Tracking Stock—A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C	All or a portion of this security is on loan at September 30, 2019.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,572,406	$—	$—	$6,572,406
Short-Term Investments	185,164	—	—	185,164

Total Investments in Securities—Assets	$6,757,570	$—	$—	$6,757,570

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG – 97.27%
COMMON STOCKS—0.00%
Financials—0.00%
Capital Markets—0.00%
Cowen, Inc., Class AA	1	$15

TOTAL COMMON STOCKS (Cost $16)		15

RIGHTS—0.00% (Cost $—)
Materials—0.00% (Cost $—)
A Schulman, Inc., Expiration Date: December 31, 2019A B	10	5

CONVERTIBLE PREFERRED STOCKS—13.59%
Consumer Staples—1.00%
Household Products—1.00%
Energizer Holdings, Inc., Series A, 7.500%, Due 01/15/2022C	19,342	1,870,005

Energy—0.49%
Energy Equipment & Services—0.49%
Nabors Industries Ltd., 6.00%, Due 05/01/2021	56,493	918,011

Financials—2.96%
Capital Markets—0.87%
Cowen, Inc., Series AC D	1,910	1,638,515

Equity Real Estate Investment Trusts (REITs)—2.09%
iStar, Inc., Series JC D E	29,823	1,596,028
New York Community Capital Trust, 6.00%, Due 11/01/2051	46,588	2,335,478

		3,931,506

Total Financials		5,570,021

Health Care—1.32%
Health Care Technology—0.55%
Change Healthcare, Inc., 6.00%, Due 06/30/2022	21,594	1,030,466

Life Sciences Tools & Services—0.77%
Avantor, Inc., Series A, 6.250%, Due 05/15/2022C	27,256	1,455,198

Total Health Care		2,485,664

Industrials—1.53%
Machinery—1.53%
Colfax Corp., 5.750%, Due 01/15/2022C	12,947	1,683,591
Fortive Corp., Series A, 5.000%, Due 07/01/2021C	1,314	1,184,571

		2,868,162

Total Industrials		2,868,162

Information Technology—1.24%
Semiconductors & Semiconductor Equipment—0.41%
Broadcom, Inc., Series A, 8.000%, Due 09/30/2022	753	772,955

Technology Hardware, Storage & Peripherals—0.83%
NCR Corp., Series A, 5.500%, PIKD	1,235	1,552,404

Total Information Technology		2,325,359

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
Materials—0.79%
Chemicals—0.79%
A Schulman, Inc.D	1,416	$1,479,720

Real Estate—2.30%
Diversified Financial Services—1.21%
AMG Capital Trust, 5.150%, Due 10/15/2037C	48,732	2,272,354

Equity Real Estate Investment Trusts (REITs)—1.09%
QTS Realty Trust, Inc., Series BC D	16,943	2,055,624

Total Real Estate		4,327,978

Utilities—1.96%
Electric Utilities—0.49%
Southern Co., Series 2019, 6.750%, Due 08/01/2022	17,105	916,144

Gas Utilities—0.48%
South Jersey Industries, Inc., 7.250%, Due 04/15/2021	17,361	902,772

Multi-Utilities—0.99%
CenterPoint Energy, Inc., Series B, 7.000%, Due 09/01/2021	25,643	1,341,898
Dominion Energy, Inc., Series A, 7.250%, Due 06/01/2022C	4,912	519,444

		1,861,342

Total Utilities		3,680,258

Total Convertible Preferred Stocks (Cost $26,013,256)		25,525,178

	Principal Amount
CONVERTIBLE OBLIGATIONS—75.91%
Basic Materials—1.66%
Cleveland-Cliffs, Inc., 1.500%, Due 1/15/2025C	$1,394,000	1,511,154
First Majestic Silver Corp., 1.875%, Due 3/1/2023C	1,384,000	1,609,454

		3,120,608

Communications—11.38%
Boingo Wireless, Inc., 1.000%, Due 10/1/2023F	963,000	793,357
FireEye, Inc., 1.625%, Due 6/1/2035, Series BC E	602,000	569,012
IAC Financeco 3, Inc., 2.000%, Due 1/15/2030F	1,130,000	1,217,537
Liberty Interactive LLC, 3.500%, Due 1/15/2031E	3,060,000	2,793,003
Liberty Media Corp., 2.250%, Due 12/1/2048C E F	1,577,000	1,801,515
MercadoLibre, Inc., 2.000%, Due 8/15/2028C	1,372,000	2,014,070
Pandora Media LLC, 1.750%, Due 12/1/2023	1,503,000	1,752,178
Perficient, Inc., 2.375%, Due 9/15/2023	1,096,000	1,307,843
Snap, Inc., 0.750%, Due 8/1/2026F	1,677,000	1,721,981
Vonage Holdings Corp., 1.750%, Due 6/1/2024C F	904,000	932,480
Wayfair, Inc., 0.375%, Due 9/1/2022C	1,650,000	2,038,781
Weibo Corp., 1.250%, Due 11/15/2022	987,000	921,365
YY, Inc., 1.375%, Due 6/15/2026C F	1,939,000	1,778,731
Zillow Group, Inc., 0.750%, Due 9/1/2024F	1,825,000	1,742,990

		21,384,843

Consumer, Cyclical—2.42%
EZCORP, Inc., 2.375%, Due 5/1/2025C	1,319,000	1,045,374
Forestar Group, Inc., 3.750%, Due 3/1/2020	920,000	919,977
Guess?, Inc., 2.000%, Due 4/15/2024F	1,138,000	1,136,184
Meritor, Inc., 3.250%, Due 10/15/2037C E	1,479,000	1,447,281

		4,548,816

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS—75.91% (continued)
Consumer, Non-Cyclical—14.01%
Aerie Pharmaceuticals, Inc., 1.500%, Due 10/1/2024F	$894,000	$897,813
Chegg, Inc., 0.250%, Due 5/15/2023C	954,000	1,220,146
Exact Sciences Corp., 1.000%, Due 1/15/2025C	1,090,000	1,538,263
FTI Consulting, Inc., 2.000%, Due 8/15/2023	1,669,000	2,031,357
Horizon Pharma Investment Ltd., 2.500%, Due 3/15/2022C	749,000	871,789
Huron Consulting Group, Inc., 1.250%, Due 10/1/2019	939,000	936,399
Innoviva, Inc., 2.125%, Due 1/15/2023	1,091,000	1,024,176
Insmed, Inc., 1.750%, Due 1/15/2025	1,112,000	926,888
Invitae Corp., 2.000%, Due 9/1/2024F	1,144,000	1,136,278
Ionis Pharmaceuticals, Inc., 1.000%, Due 11/15/2021C	1,298,000	1,480,330
Ironwood Pharmaceuticals, Inc.,
2.250%, Due 6/15/2022C	1,289,000	1,284,972
1.500%, Due 6/15/2026F	892,000	816,454
Jazz Investments Ltd., 1.875%, Due 8/15/2021C	878,000	878,636
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023C	2,327,000	1,939,442
Neurocrine Biosciences, Inc., 2.250%, Due 5/15/2024C	868,000	1,188,475
Radius Health, Inc., 3.000%, Due 9/1/2024	1,767,000	1,606,380
Retrophin, Inc., 2.500%, Due 9/15/2025	1,149,000	850,504
Square, Inc., 0.500%, Due 5/15/2023C	1,506,000	1,674,484
Team, Inc., 5.000%, Due 8/1/2023C	1,166,000	1,288,501
Theravance Biopharma, Inc., 3.250%, Due 11/1/2023	971,000	888,122
Wright Medical Group N.V., 2.250%, Due 11/15/2021	1,573,000	1,835,361

		26,314,770

Diversified—0.16%
RWT Holdings, Inc., 5.750%, Due 10/1/2025F	298,000	299,200

Energy—3.88%
Cheniere Energy, Inc., 4.250%, Due 3/15/2045C E	2,545,000	1,962,831
Helix Energy Solutions Group, Inc., 4.125%, Due 9/15/2023C	852,000	993,479
Newpark Resources, Inc., 4.000%, Due 12/1/2021C	909,000	1,005,282
SunPower Corp., 4.000%, Due 1/15/2023	2,557,000	2,313,035
Tesla Energy Operations, Inc., 1.625%, Due 11/1/2019	1,028,000	1,015,914

		7,290,541

Financial—19.50%
Apollo Commercial Real Estate Finance, Inc.,
4.750%, Due 8/23/2022	810,000	822,519
5.375%, Due 10/15/2023C	2,043,000	2,089,212
AXA S.A., 7.250%, Due 5/15/2021C F	1,716,000	1,831,452
BlackRock TCP Capital Corp., 5.250%, Due 12/15/2019	867,000	871,508
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023	963,000	990,894
Encore Capital Group, Inc.,
3.000%, Due 7/1/2020	508,000	515,601
2.875%, Due 3/15/2021	1,203,000	1,177,159
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022F	1,688,000	1,719,127
6.375%, Due 10/1/2023	737,000	758,840
Hercules Capital, Inc., 4.375%, Due 2/1/2022	444,000	454,541
Hope Bancorp, Inc., 2.000%, Due 5/15/2038C E	2,399,000	2,216,076
IH Merger Sub LLC, 3.500%, Due 1/15/2022, REIT	1,579,000	2,097,405
iStar, Inc., 3.125%, Due 9/15/2022	987,000	1,045,204
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023C	1,830,000	1,905,755
MFA Financial, Inc., 6.250%, Due 6/15/2024	1,196,000	1,227,475
MGIC Investment Corp., 9.000%, Due 4/1/2063F	1,741,000	2,327,499
New Mountain Finance Corp., 5.750%, Due 8/15/2023C E	1,318,000	1,379,266
New York Mortgage Trust, Inc., 6.250%, Due 1/15/2022	1,208,000	1,226,120

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS—75.91% (continued)
Financial—19.50% (continued)
PennyMac Corp., 5.375%, Due 5/1/2020	$1,754,000	$1,765,002
PRA Group, Inc.,
3.000%, Due 8/1/2020	1,080,000	1,069,944
3.500%, Due 6/1/2023C	1,505,000	1,524,627
Prospect Capital Corp., 6.375%, Due 3/1/2025	1,773,000	1,875,075
Redwood Trust, Inc.,
4.750%, Due 8/15/2023	1,320,000	1,312,110
5.625%, Due 7/15/2024C	1,215,000	1,233,586
Two Harbors Investment Corp., 6.250%, Due 1/15/2022	2,241,000	2,302,311
Western Asset Mortgage Capital Corp., 6.750%, Due 10/1/2022E	896,000	900,379

		36,638,687

Industrial—7.75%
Aerojet Rocketdyne Holdings, Inc., 2.250%, Due 12/15/2023C	926,000	1,846,213
Atlas Air Worldwide Holdings, Inc., 1.875%, Due 6/1/2024C	1,518,000	1,257,094
Cemex S.A.B. de C.V., 3.720%, Due 3/15/2020	1,182,000	1,179,791
II-VI, Inc., 0.250%, Due 9/1/2022	1,173,000	1,210,717
Kaman Corp., 3.250%, Due 5/1/2024	906,000	1,033,560
Knowles Corp., 3.250%, Due 11/1/2021C	1,410,000	1,806,290
OSI Systems, Inc., 1.250%, Due 9/1/2022C	1,538,000	1,720,328
SEACOR Holdings, Inc., 3.250%, Due 5/15/2030E	2,050,000	1,913,820
Ship Finance International Ltd., 4.875%, Due 5/1/2023C	1,319,000	1,435,315
Vishay Intertechnology, Inc., 2.250%, Due 6/15/2025	1,233,000	1,152,608

		14,555,736

Technology—13.93%
Alteryx, Inc., 1.000%, Due 8/1/2026F	912,000	874,429
Atlassian, Inc., 0.625%, Due 5/1/2023C	1,047,000	1,719,383
Bilibili, Inc., 1.375%, Due 4/1/2026C F	2,006,000	1,754,748
Cree, Inc., 0.875%, Due 9/1/2023C	1,358,000	1,487,060
Envestnet, Inc., 1.750%, Due 6/1/2023C	1,449,000	1,561,297
j2 Global, Inc., 3.250%, Due 6/15/2029C E	1,106,000	1,568,122
Microchip Technology, Inc., 1.625%, Due 2/15/2027C	1,961,000	2,524,422
Momo, Inc., 1.250%, Due 7/1/2025C	2,064,000	1,858,428
MongoDB, Inc., 0.750%, Due 6/15/2024C	708,000	1,330,078
New Relic, Inc., 0.500%, Due 5/1/2023C	1,091,000	1,032,727
ON Semiconductor Corp., 1.625%, Due 10/15/2023C	974,000	1,171,185
Rapid7, Inc., 1.250%, Due 8/1/2023C	904,000	1,171,601
RealPage, Inc., 1.500%, Due 11/15/2022C	568,000	896,730
Splunk, Inc., 1.125%, Due 9/15/2025	1,237,000	1,352,196
Synaptics, Inc., 0.500%, Due 6/15/2022C	1,577,000	1,468,581
Tabula Rasa HealthCare, Inc., 1.750%, Due 2/15/2026C F	1,260,000	1,364,515
Twilio, Inc., 0.250%, Due 6/1/2023C	519,000	866,092
Workday, Inc., 0.250%, Due 10/1/2022C	1,029,000	1,348,896
Workiva, Inc., 1.125%, Due 8/15/2026F	892,000	815,975

		26,166,465

Utilities—1.22%
CenterPoint Energy, Inc., 4.516%, Due 9/15/2029E G	18,839	1,017,306
NRG Energy, Inc., 2.750%, Due 6/1/2048E	1,141,000	1,282,320

		2,299,626

Total Convertible Obligations (Cost $134,488,744)		142,619,292

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS—1.51% (Cost $3,446,124)
Exchange-Traded Funds—1.51%
ProShares Short 20+ Year Treasury	151,150	$2,837,085

SHORT-TERM INVESTMENTS—6.26% (Cost $11,770,289)
Investment Companies—6.26%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%H I	11,770,289	11,770,289

TOTAL SECURITIES HELD LONG (Cost $175,718,429)		182,751,864

SECURITIES SOLD SHORT—(35.05%)
COMMON STOCKS—(35.05%)
Communication Services—(3.68%)
Diversified Telecommunication Services—(0.45%)
AT&T, Inc.	(13,533)	(512,089)
Vonage Holdings Corp.A	(29,747)	(336,141)

		(848,230)

Entertainment—(0.87%)
Bilibili, Inc., ADRA	(47,137)	(665,574)
Live Nation Entertainment, Inc.A	(14,753)	(978,714)

		(1,644,288)

Interactive Media & Services—(1.62%)
IAC/InterActiveCorpA	(2,715)	(591,788)
Momo, Inc., ADR	(14,907)	(461,819)
Snap, Inc., Class AA	(40,836)	(645,209)
Weibo Corp., Sponsored ADRA	(1,408)	(63,008)
YY, Inc., ADRA	(10,506)	(590,752)
Zillow Group, Inc., Class CA	(23,069)	(687,918)

		(3,040,494)

Media—(0.71%)
Charter Communications, Inc., Class AA	(1,156)	(476,411)
Sirius XM Holdings, Inc.	(135,674)	(848,641)

		(1,325,052)

Wireless Telecommunication Services—(0.03%)
Boingo Wireless, Inc.A	(4,996)	(55,456)

Total Communication Services		(6,913,520)

Consumer Discretionary—(1.89%)
Diversified Consumer Services—(0.43%)
Chegg, Inc.A	(27,110)	(811,945)

Internet & Direct Marketing Retail—(1.22%)
MercadoLibre, Inc.A	(2,369)	(1,305,864)
Wayfair, Inc., Class AA	(8,712)	(976,789)

		(2,282,653)

Specialty Retail—(0.24%)
Guess?, Inc.	(24,281)	(449,927)

Total Consumer Discretionary		(3,544,525)

Consumer Staples—(0.72%)
Household Products—(0.72%)
Energizer Holdings, Inc.	(31,147)	(1,357,386)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—(35.05%) (continued)
Energy—(1.76%)
Energy Equipment & Services—(1.23%)
Helix Energy Solutions Group, Inc.A	(60,288)	$(485,921)
Nabors Industries Ltd.	(379,270)	(709,235)
Newpark Resources, Inc.A	(52,572)	(400,599)
SEACOR Holdings, Inc.A	(15,149)	(713,063)

		(2,308,818)

Oil, Gas & Consumable Fuels—(0.53%)
Cheniere Energy, Inc.A	(4,049)	(255,330)
Ship Finance International Ltd.	(52,572)	(738,111)

		(993,441)

Total Energy		(3,302,259)

Financials—(2.64%)
Banks—(0.22%)
Hope Bancorp, Inc.	(28,077)	(402,624)

Capital Markets—(0.59%)
Affiliated Managers Group, Inc.	(3,674)	(306,228)
Cowen, Inc., Class AA	(50,888)	(783,166)
New Mountain Finance Corp.	(1,188)	(16,193)

		(1,105,587)

Consumer Finance—(0.80%)
Encore Capital Group, Inc.A	(20,459)	(681,796)
EZCORP, Inc., Class AA	(39,827)	(257,083)
PRA Group, Inc.A	(16,933)	(572,166)

		(1,511,045)

Diversified Financial Services—(0.73%)
AXA Equitable Holdings, Inc.	(62,134)	(1,376,889)

Mortgage Real Estate Investment Trusts (REITs)—(0.28%)
Apollo Commercial Real Estate Finance, Inc.	(8,217)	(157,520)
Granite Point Mortgage Trust, Inc.	(4,639)	(86,935)
KKR Real Estate Finance Trust, Inc.	(3,212)	(62,730)
Redwood Trust, Inc.	(6,654)	(109,192)
Two Harbors Investment Corp.	(8,226)	(108,008)

		(524,385)

Thrifts & Mortgage Finance—(0.02%)
MGIC Investment Corp.	(2,579)	(32,444)

Total Financials		(4,952,974)

Health Care—(5.23%)
Biotechnology—(2.56%)
Exact Sciences Corp.A	(11,260)	(1,017,566)
Insmed, Inc.A	(13,914)	(245,443)
Invitae Corp.A	(24,166)	(465,679)
Ionis Pharmaceuticals, Inc.A	(11,707)	(701,366)
Ironwood Pharmaceuticals, Inc.A	(78,721)	(675,820)
Ligand Pharmaceuticals, Inc.A	(2,631)	(261,890)
Neurocrine Biosciences, Inc.A	(8,791)	(792,157)
Radius Health, Inc.A	(19,933)	(513,275)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—(35.05%) (continued)
Health Care—(5.23%) (continued)
Biotechnology—(2.56%) (continued)
Retrophin, Inc.A	(11,845)	$(137,283)

		(4,810,479)

Health Care Equipment & Supplies—(0.53%)
Wright Medical Group N.V.A	(48,693)	(1,004,536)

Health Care Technology—(0.74%)
Change Healthcare, Inc.A	(62,437)	(754,239)
Tabula Rasa HealthCare, Inc.A	(11,466)	(629,942)

		(1,384,181)

Life Sciences Tools & Services—(0.60%)
Avantor, Inc.A	(76,591)	(1,125,888)

Pharmaceuticals—(0.80%)
Aerie Pharmaceuticals, Inc.A	(25,043)	(481,327)
Horizon Therapeutics PLCA	(12,547)	(341,655)
Innoviva, Inc.A	(20,426)	(215,290)
Jazz Pharmaceuticals PLCA	(1,231)	(157,740)
Theravance Biopharma, Inc.A	(15,777)	(307,336)

		(1,503,348)

Total Health Care		(9,828,432)

Industrials—(3.49%)
Aerospace & Defense—(0.80%)
Aerojet Rocketdyne Holdings, Inc.A	(29,734)	(1,501,864)

Air Freight & Logistics—(0.12%)
Atlas Air Worldwide Holdings, Inc.A	(9,028)	(227,777)

Commercial Services & Supplies—(0.33%)
Team, Inc.A	(34,390)	(620,740)

Machinery—(1.31%)
Colfax Corp.A	(47,455)	(1,379,042)
Fortive Corp.	(11,695)	(801,809)
Meritor, Inc.A	(15,189)	(280,997)

		(2,461,848)

Professional Services—(0.66%)
FTI Consulting, Inc.A	(11,689)	(1,238,917)

Trading Companies & Distributors—(0.27%)
Kaman Corp.	(8,468)	(503,507)

Total Industrials		(6,554,653)

Information Technology—(10.75%)
Communications Equipment—(1.35%)
Motorola Solutions, Inc.	(14,861)	(2,532,463)

Electronic Equipment, Instruments & Components—(1.52%)
II-VI, Inc.A	(14,206)	(500,193)
Knowles Corp.A	(55,864)	(1,136,274)
OSI Systems, Inc.A	(9,313)	(945,828)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—(35.05%) (continued)
Information Technology—(10.75%) (continued)
Electronic Equipment, Instruments & Components—(1.52%) (continued)
Vishay Intertechnology, Inc.	(16,453)	$(278,550)

		(2,860,845)

IT Services—(1.65%)
MongoDB, Inc.A	(8,506)	(1,024,803)
Perficient, Inc.A	(19,775)	(762,920)
Square, Inc., Class AA	(10,834)	(671,166)
Twilio, Inc., Class AA	(5,896)	(648,324)

		(3,107,213)

Semiconductors & Semiconductor Equipment—(2.04%)
Broadcom, Inc.	(2,020)	(557,661)
Cree, Inc.A	(11,060)	(541,940)
Microchip Technology, Inc.	(19,738)	(1,833,858)
ON Semiconductor Corp.A	(26,389)	(506,933)
SunPower Corp.A	(16,752)	(183,769)
Synaptics, Inc.A	(5,397)	(215,610)

		(3,839,771)

Software—(3.77%)
Alteryx, Inc., Class AA	(3,283)	(352,693)
Atlassian Corp. PLC, Class AA	(10,144)	(1,272,463)
Envestnet, Inc.A	(12,708)	(720,544)
FireEye, Inc.A	(611)	(8,151)
j2 Global, Inc.	(13,914)	(1,263,669)
New Relic, Inc.A	(4,335)	(266,386)
Rapid7, Inc.A	(15,668)	(711,170)
RealPage, Inc.A	(11,648)	(732,193)
Splunk, Inc.A	(5,266)	(620,651)
Workday, Inc., Class AA	(5,243)	(891,100)
Workiva, Inc.A	(5,441)	(238,479)

		(7,077,499)

Technology Hardware, Storage & Peripherals—(0.42%)
NCR Corp.A	(25,010)	(789,316)

Total Information Technology		(20,207,107)

Materials—(0.87%)
Metals & Mining—(0.87%)
Cleveland-Cliffs, Inc.	(113,507)	(819,521)
First Majestic Silver Corp.A	(89,682)	(815,209)

		(1,634,730)

Total Materials		(1,634,730)

Real Estate—(2.45%)
Equity Real Estate Investment Trusts (REITs)—(2.45%)
Invitation Homes, Inc.	(56,654)	(1,677,525)
iStar, Inc.	(123,843)	(1,616,151)
QTS Realty Trust, Inc., Class A	(25,359)	(1,303,706)

		(4,597,382)

Total Real Estate		(4,597,382)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS—(35.05%) (continued)
Utilities—(1.57%)
Electric Utilities—(0.31%)
Southern Co.	(9,343)	$(577,117)

		(577,117)

Gas Utilities—(0.34%)
South Jersey Industries, Inc.	(19,371)	(637,500)

		(637,500)

Independent Power & Renewable Electricity Producers—(0.28%)
NRG Energy, Inc.	(13,625)	(539,550)

		(539,550)

Multi-Utilities—(0.64%)
CenterPoint Energy, Inc.	(28,624)	(863,872)
Dominion Energy, Inc.	(4,154)	(336,640)

		(1,200,512)

Total Utilities		(2,954,679)

TOTAL COMMON STOCKS (Proceeds $(62,706,546))		(65,847,647)

TOTAL SECURITIES SOLD SHORT (Proceeds $(62,706,546))		(65,847,647)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT)—97.27% (Cost $175,718,429)		182,751,864
TOTAL WRITTEN OPTIONS CONTRACTS—(0.12%) (Premiums Received $(333,727))		(220,457)
TOTAL SECURITIES SOLD SHORT—(35.05%) (Proceeds $(62,706,546))		(65,847,647)
OTHER ASSETS, NET OF LIABILITIES—37.90%		71,205,380

TOTAL NET ASSETS—100.00%		$187,889,140

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $5 or 0.00% of net assets.
C	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $89,718,891 or 47.75% of net assets.
D	A type of Preferred Stock that has no maturity date.
E	Callable security.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $24,962,265 or 13.29% of net assets. The Fund has no right to demand registration of these securities.

G

Step Up/Down—A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at September 30, 2019. The maturity date disclosed represents the final maturity date.

H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

ADR—American Depositary Receipt.

LLC—Limited Liability Company.

PIK—Payment in Kind.

PLC—Public Limited Company.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

Written Options Contracts Open on September 30, 2019:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call—Cleveland-Cliffs, Inc.	CCP	8.00	10/18/2019	USD	259	25,900	$(12,694)	$(2,072)	$10,622
Call—Microchip Technology, Inc.	CCP	85.00	10/18/2019	USD	30	3,000	(12,843)	(25,800)	(12,957)
Call—ON Semiconductor Corp.	CCP	17.00	10/18/2019	USD	71	7,100	(8,878)	(15,265)	(6,387)
Call—Tabula Rasa HealthCare, Inc.	CCP	55.00	10/18/2019	USD	27	2,700	(16,419)	(8,100)	8,319
Call—Aerojet Rocketdyne Holdings, Inc.	CCP	50.00	11/15/2019	USD	53	5,300	(21,549)	(18,020)	3,529
Call—Atlassian Corp. PLC	CCP	130.00	11/15/2019	USD	19	1,900	(19,630)	(13,319)	6,311
Call—Chegg, Inc.	CCP	40.00	11/15/2019	USD	53	5,300	(19,507)	(1,166)	18,341
Call—Cree, Inc.	CCP	50.00	11/15/2019	USD	34	3,400	(12,855)	(9,724)	3,131
Call—First Majestic Silver Corp.	CCP	10.00	11/15/2019	USD	217	21,700	(17,688)	(9,765)	7,923
Call—MercadoLibre, Inc.	CCP	550.00	11/15/2019	USD	5	500	(20,793)	(18,175)	2,618
Call—MongoDB, Inc.	CCP	125.00	11/15/2019	USD	16	1,600	(15,971)	(12,640)	3,331
Call—Rapid7, Inc.	CCP	55.00	11/15/2019	USD	33	3,300	(15,777)	(1,485)	14,292
Call—Twilio, Inc.	CCP	130.00	11/15/2019	USD	11	1,100	(14,501)	(2,750)	11,751
Call—Wayfair, Inc.	CCP	110.00	11/15/2019	USD	26	2,600	(30,034)	(27,040)	2,994
Call—Weibo Corp.	CCP	45.00	11/15/2019	USD	11	1,100	(3,222)	(3,278)	(56)
Call—YY, Inc.	CCP	60.00	11/15/2019	USD	28	2,800	(11,707)	(7,616)	4,091
Call—Exact Sciences Corp.	CCP	120.00	1/17/2020	USD	22	2,200	(32,299)	(3,542)	28,757
Call—Snap, Inc.	CCP	17.00	1/15/2021	USD	110	11,000	(47,360)	(40,700)	6,660

							$(333,727)	$(220,457)	$113,270

Glossary:

Currency Abbreviations:

USD	United States Dollar

Other Abbreviations:

CCP	Central Counterparty Clearing House.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$15	$—	$—	$15
Rights	—	—	5	5
Convertible Preferred Stocks	1,549,910	23,975,268	—	25,525,178
Convertible Obligations	—	142,619,292	—	142,619,292
Exchange-Traded Instruments	2,837,085	—	—	2,837,085
Short-Term Investments	11,770,289	—	—	11,770,289

Total Investments in Securities—Assets	$16,157,299	$166,594,560	$5	$182,751,864

Liabilities
Common Stocks (Sold Short)	$(65,847,647)	$—	$—	$(65,847,647)

Total Investments in Securities—Liabilities	(65,847,647)	—	—	(65,847,647)

Total Investments in Securities	$(49,690,348)	$166,594,560	$5	$116,904,217

Financial Derivative Instruments—Liabilities
Written Options	$(220,457)	$—	$—	$(220,457)

Total Financial Derivative Instruments—Liabilities	$(220,457)	$—	$—	$(220,457)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 6/30/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 9/30/2019	Unrealized Appreciation (Depreciation) at Period end**
Rights	$5	$—	$—	$—	$—	$—	$—	$—	$5	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The rights, classified as Level 3, were valued using single broker quotes. These securities are deemed Level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

		Principal Amount*	Fair Value
CORPORATE OBLIGATIONS—4.78%
Communications—1.74%
CommScope, Inc., 5.500%, Due 3/1/2024A		$196,000	$201,635
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.375%, Due 8/15/2026A		135,000	140,062
6.625%, Due 8/15/2027A		31,000	32,163
Nexstar Escrow, Inc., 5.625%, Due 7/15/2027A		262,000	274,445
Sprint Corp., 7.875%, Due 9/15/2023		491,000	539,344

			1,187,649

Consumer, Cyclical—0.28%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.250%, Due 5/15/2026A		184,000	193,660

Consumer, Non-Cyclical—0.70%
Bausch Health Cos., Inc., 9.000%, Due 12/15/2025A		140,000	157,150
CHS/Community Health Systems, Inc., 5.125%, Due 8/1/2021		110,000	109,725
Select Medical Corp., 6.250%, Due 8/15/2026A		198,000	206,910

			473,785

Energy—0.32%
Transocean Phoenix Ltd., 7.750%, Due 10/15/2024A		207,750	217,098

Financial—0.87%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.750%, Due 5/15/2026A		356,000	372,020
Dresdner Funding Trust I, 8.151%, Due 6/30/2031B		100,000	134,775
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.750%, Due 2/1/2027A		76,000	85,333

			592,128

Industrial—0.60%
Builders FirstSource, Inc., 6.750%, Due 6/1/2027A		146,000	157,315
Stericycle, Inc., 5.375%, Due 7/15/2024A		140,000	143,850
TransDigm, Inc., 6.250%, Due 3/15/2026A		100,000	107,375

			408,540

Technology—0.27%
Dell International LLC / EMC Corp., 7.125%, Due 6/15/2024A		77,000	81,158
MTS Systems Corp., 5.750%, Due 8/15/2027A		96,000	99,840

			180,998

Total Corporate Obligations (Cost $3,167,302)			3,253,858

FOREIGN CORPORATE OBLIGATIONS—48.94%
Basic Materials—0.15%
Lecta S.A., 6.500%, Due 8/1/2023B	EUR	220,000	100,723

Communications—3.32%
Altice France S.A.,
3.375%, Due 1/15/2028A	EUR	125,000	138,444
5.500%, Due 1/15/2028A	EUR	200,000	202,520
Altice Luxembourg S.A.,
8.000%, Due 5/15/2027B	EUR	200,000	239,344
10.500%, Due 5/15/2027A	EUR	200,000	225,400
America Movil S.A.B. de C.V., 6.375%, Due 9/6/2073, Series C, (5-Yr. GBP Swap + 4.100%)B C	GBP	300,000	383,265
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		291,000	300,734
Telefonica Europe B.V., 2.625%, Due 3/7/2023, (5-Yr. Annual EUR Swap + 2.327%)B C	EUR	200,000	221,828
Telesat Canada/ Telesat LLC, 6.500%, Due 10/15/2027A		94,000	95,763
TV Azteca S.A.B. de C.V., 8.250%, Due 8/9/2024B		200,000	189,000

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS—48.94% (continued)
Communications—3.32% (continued)
VTR Finance B.V., 6.875%, Due 1/15/2024B		$260,000	$267,475

			2,263,773

Consumer, Cyclical—1.40%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.,
6.125%, Due 7/1/2022A		169,000	171,637
6.250%, Due 9/15/2027A		69,000	69,345
IHO Verwaltungs GmbH, 3.625%, Due 5/15/2025, PIK (in-kind rate 4.375%)A	EUR	150,000	169,215
Latam Finance Ltd.,
6.875%, Due 4/11/2024B		200,000	209,900
7.000%, Due 3/1/2026B		200,000	213,002
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 4.375%, Due 5/15/2026A	EUR	110,000	122,142

			955,241

Consumer, Non-Cyclical—1.83%
AA Bond Co., Ltd., 2.875%, Due 7/31/2043B	GBP	100,000	118,239
House of Finance N.V., 4.375%, Due 7/15/2026A	EUR	110,000	122,437
Kernel Holding S.A., 8.750%, Due 1/31/2022B		200,000	212,000
MARB BondCo PLC, 6.875%, Due 1/19/2025B		200,000	209,100
MHP SE, 7.750%, Due 5/10/2024B		300,000	320,976
Synlab Bondco PLC, 3.500%, Due 7/1/2022, (3-mo. EUR EURIBOR + 3.500%)B C	EUR	100,000	109,186
Verisure Midholding AB, 5.750%, Due 12/1/2023B	EUR	140,000	157,171

			1,249,109

Diversified—0.21%
VistaJet Malta Finance PLC / XO Management Holding, Inc., 10.500%, Due 6/1/2024A		150,000	145,500

Energy—1.62%
Gazprom OAO Via Gaz Capital S.A., 4.250%, Due 4/6/2024B	GBP	100,000	132,804
Petroleos Mexicanos,
8.250%, Due 6/2/2022B	GBP	200,000	272,153
5.125%, Due 3/15/2023B	EUR	400,000	478,493
6.625%, Due 6/15/2035		222,000	216,950

			1,100,400

Financial—39.81%
Aareal Bank AG, 7.625%, Due 4/30/2020, (1-Yr. Annual EUR Swap + 7.180%)B C	EUR	800,000	894,457
ABN AMRO Bank N.V., 5.750%, Due 9/22/2020, (5-Yr. Annual EUR Swap + 5.452%)B C	EUR	600,000	675,283
Achmea B.V., 6.000%, Due 4/4/2043, (3-mo. EUR EURIBOR + 5.330%)B C	EUR	430,000	541,324
Aegon N.V., 5.625%, Due 4/15/2029, (5-Yr. Annual EUR Swap + 5.207%)B C	EUR	200,000	238,888
Aldermore Group PLC, 8.500%, Due 10/28/2026, (5-Yr. GBP Swap + 7.784%)B C	GBP	100,000	136,173
Allied Irish Banks PLC, 7.375%, Due 12/3/2020, (5-Yr. Annual EUR Swap + 7.339%)B C	EUR	231,000	267,162
ASR Nederland N.V., 4.625%, Due 10/19/2027, (5-Yr. Annual EUR Swap + 3.789%)B C	EUR	400,000	447,970
Assicurazioni Generali SpA, 6.416%, Due 2/8/2022, (3-mo. GBP LIBOR + 2.200%)B C	GBP	500,000	660,114
ATF Netherlands B.V., 3.750%, Due 1/20/2023, (5-Yr. Annual EUR Swap + 4.375%)B C	EUR	300,000	345,663
Aviva PLC, 5.902%, Due 7/27/2020, (6-mo. GBP LIBOR + 1.880%)B C	GBP	450,000	566,928
Banco Bilbao Vizcaya Argentaria S.A.,
6.750%, Due 2/18/2020, (5-Yr. Annual EUR Swap + 6.604%)B C	EUR	400,000	443,959
8.875%, Due 4/14/2021, (5-Yr. Annual EUR Swap + 9.177%)B C	EUR	200,000	240,879
Banco de Sabadell S.A., 5.375%, Due 12/12/2028, (5-Yr. Annual EUR Swap + 5.100%)B C	EUR	300,000	363,362
Banco Mercantil del Norte S.A., 5.750%, Due 10/4/2031, (5-Yr. CMT + 4.447%)B C		300,000	300,003
Banco Santander S.A., 6.750%, Due 4/25/2022, (5-Yr. Annual EUR Swap + 6.803%)B C	EUR	600,000	710,295
Bank of Ireland, 7.375%, Due 6/18/2020, (5-Yr. Annual EUR Swap + 6.956%)B C	EUR	340,000	384,821
Barclays Bank PLC, 7.125%, Due 10/24/2020, (5-Yr. UK Government Bond + 3.150%)B C	GBP	360,000	464,676
Barclays PLC, 7.875%, Due 9/15/2022, (5-Yr. GBP Swap + 6.099%)B C	GBP	400,000	522,559
BAWAG Group AG, 2.375%, Due 3/26/2029, (5-Yr. Annual EUR Swap + 2.300%)B C	EUR	200,000	225,259
BNP Paribas S.A., 6.500%, Due 12/6/2019		300,000	305,022

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS—48.94% (continued)
Financial—39.81% (continued)
Bracken MidCo1 PLC, 8.875%, Due 10/15/2023, Cash (8.875%) or PIK (in-kind rate 9.648%)A	GBP	580,000	$671,024
Cabot Financial Luxembourg S.A., 7.500%, Due 10/1/2023B	GBP	451,000	574,540
Cooperatieve Rabobank UA, 6.910%, Due 6/10/2038, (6-mo. GBP LIBOR + 2.825%)B C	GBP	75,000	137,374
Coventry Building Society, 6.875%, Due 9/18/2024, (5-Yr. UK Government Bond + 6.111%)B C	GBP	500,000	640,134
Credit Suisse Group AG, 7.500%, Due 7/17/2023, (5-Yr. Semi-Annual USD Swap + 4.600%)B C		600,000	641,250
CYBG PLC,
8.750%, Due 11/10/2021, (5-Yr. GBP Swap + 7.930%)B C	GBP	700,000	874,671
5.000%, Due 2/9/2026, (5-Yr. GBP Swap + 3.516%)B C	GBP	100,000	121,753
Deutsche Pfandbriefbank AG, 5.750%, Due 4/28/2023, (5-Yr. EUR Swap + 5.383%)B C	EUR	600,000	673,799
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5-Yr. GBP Swap + 3.394%)B C	GBP	200,000	203,784
Garfunkelux Holdco S.A., 8.500%, Due 11/1/2022B	GBP	200,000	231,155
HSBC Holdings PLC, 5.250%, Due 9/16/2022, (5-Yr. Annual EUR Swap + 4.383%)B C	EUR	200,000	234,339
ING Groep N.V., 6.000%, Due 4/16/2020, (5-Yr. Semi-Annual USD Swap + 4.445%)C		350,000	353,185
Intesa Sanpaolo SpA, 7.000%, Due 1/19/2021, (5-Yr. Annual EUR Swap + 6.884%)B C	EUR	550,000	629,446
Jerrold Finco PLC,
6.250%, Due 9/15/2021B	GBP	100,000	124,799
6.125%, Due 1/15/2024B	GBP	300,000	373,328
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5-Yr. UK Government Bond + 5.630%)B C	GBP	500,000	687,503
Lloyds Bank PLC, 13.000%, Due 1/22/2029, (5-Yr. UK Government Bond + 13.400%)C	GBP	450,000	976,570
MAF Global Securities Ltd., 6.375%, Due 3/20/2026, (5-Yr. CMT + 3.539%)B C		200,000	198,219
Nationwide Building Society, 10.250%, Due 12/31/2049, Series CCDSB D	GBP	666,700	1,282,894
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5-Yr. UK Government Bond + 6.851%)B C	GBP	250,000	307,387
OneSavings Bank PLC, 9.125%, Due 5/25/2022, (5-Yr. GBP ICE Swap + 8.359%)B C	GBP	400,000	495,509
Paragon Banking Group PLC, 7.250%, Due 9/9/2026, (5-Yr. GBP Swap + 6.731%)B C	GBP	490,000	638,929
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024B	GBP	400,000	551,716
Phoenix Group Holdings,
6.625%, Due 12/18/2025B	GBP	250,000	345,872
5.750%, Due 12/31/2049B D	GBP	500,000	550,693
Principality Building Society, 7.000%, Due 6/1/2020, (5-Yr. UK Government Bond + 3.000%)C	GBP	449,000	553,779
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5-Yr. GBP Swap + 5.000%)B C	GBP	200,000	268,640
Rothesay Life PLC, 8.000%, Due 10/30/2025B	GBP	100,000	144,226
Rothesay Life PLC, 6.875%, Due 9/12/2028, (5-Yr. UK Government Bond + 5.419%)B C	GBP	450,000	528,537
Shawbrook Group PLC, 7.875%, Due 12/8/2022, (5-Yr. GBP Swap + 6.752%)B C	GBP	200,000	242,836
Skandinaviska Enskilda Banken AB, 5.750%, Due 5/13/2020, (5-Yr. Semi-Annual USD Swap + 3.850%)B C		$900,000	906,750
Societe Generale S.A., 6.750%, Due 4/7/2021, (5-Yr. Annual EUR Swap + 5.538%)B C	EUR	150,000	174,858
Svenska Handelsbanken AB, 5.250%, Due 3/1/2021, (5-Yr. Semi-Annual USD Swap + 3.335%)B C		700,000	704,375
Turkiye Garanti Bankasi A/S, 4.750%, Due 10/17/2019B		200,000	200,000
UBS Group Funding Switzerland AG,
6.875%, Due 3/22/2021, Series ., (5-Yr. USD ICE Swap + 5.497%)B C		200,000	207,500
7.000%, Due 1/31/2024, (5-Yr. Semi-Annual USD Swap + 4.344%)A C		700,000	743,400
Unifin Financiera, S.A.B. de C.V. S.O.F.O.M. E.N.R.,
7.250%, Due 9/27/2023B		200,000	206,650
8.375%, Due 1/27/2028A		200,000	202,050
UnipolSai Assicurazioni SpA, 5.750%, Due 6/18/2024, (3-mo. EUR EURIBOR + 5.180%)B C	EUR	350,000	396,380
UNIQA Insurance Group AG, 6.875%, Due 7/31/2043, (3-mo. EUR EURIBOR + 5.986%)B C	EUR	300,000	391,973

			27,126,624

Industrial—0.60%
Hidrovias International Finance SARL, 5.950%, Due 1/24/2025B		200,000	204,500
Promontoria Holding 264 B.V.,
6.750%, Due 8/15/2023B	EUR	100,000	101,008

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS—48.94% (continued)
Industrial—0.60% (continued)
Promontoria Holding 264 B.V. (continued)
6.750%, Due 8/15/2023A	EUR	100,000	$101,008

			406,516

Total Foreign Corporate Obligations (Cost $34,466,246)			33,347,886

FOREIGN SOVEREIGN OBLIGATIONS—2.96%
African Export-Import Bank, 4.125%, Due 6/20/2024B		300,000	310,158
Spain Government Bond, 1.850%, Due 7/30/2035A B	EUR	1,310,000	1,702,807

Total Foreign Sovereign Obligations (Cost $1,953,231)			2,012,965

ASSET-BACKED OBLIGATIONS—6.67%
BNPP AM Euro CLO B.V., 4.700%, Due 10/15/2031, 2017-1X E, (3-mo. EUR EURIBOR + 4.700%)B C	EUR	500,000	511,252
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018-2A D, (3-mo. EUR EURIBOR + 5.230%)A C	EUR	500,000	519,097
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016-1A DR, (3-mo. EUR EURIBOR + 4.770%)A C	EUR	500,000	507,012
Dryden 39 Euro CLO B.V., 4.970%, Due 10/15/2031, 2015-39X ER, (3-mo. EUR EURIBOR + 4.970%)B C	EUR	1,000,000	1,037,634
Halcyon Loan Advisors, 5.130%, Due 10/18/2031	EUR	1,190,000	1,220,967
Jubilee CDO B.V., 1.000%, Due 4/15/2031B	EUR	500,000	533,847
Man GLG Euro CLO II DAC, 8.750%, Due 1/15/2030, 2X F, (3-mo. EUR EURIBOR + 8.750%)B C	EUR	200,000	215,327

Total Asset-Backed Obligations (Cost $4,975,662)			4,545,136

COLLATERALIZED MORTGAGE OBLIGATIONS—0.72% (Cost $504,109)
Residential Mortgage Securities 26 PLC, Due 2/14/2041, 26 M1B E F	GBP	400,000	490,578

U.S. TREASURY OBLIGATIONS—30.66%
U.S. Treasury Notes/Bonds,
1.875%, Due 12/31/2019		$970,000	969,886
1.125%, Due 3/31/2020		2,602,000	2,592,446
1.750%, Due 7/31/2021		6,480,000	6,489,112
2.125%, Due 3/31/2024		5,040,000	5,161,866
2.625%, Due 2/15/2029		3,983,000	4,310,820
2.250%, Due 8/15/2049		1,330,000	1,367,874

Total U.S. Treasury Obligations (Cost $20,530,160)			20,892,004

		Shares
SHORT-TERM INVESTMENTS—2.66% (Cost $1,814,925)
Investment Companies—2.66%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.88%G H		1,814,925	1,814,925

TOTAL INVESTMENTS—97.39% (Cost $67,411,635)			66,357,352
OTHER ASSETS, NET OF LIABILITIES—2.61%			1,781,103

TOTAL NET ASSETS—100.00%			$68,138,455

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,679,549 or 12.74% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

B

Reg S—Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2019.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Zero coupon bond.
F	Principal only.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CLO—Collateralized Loan Obligation.

CMT—Constant Maturity Treasury.

EURIBOR—Euro Interbank Offered Rate.

ICE—Intercontinental Exchange.

LIBOR—London Interbank Offered Rate.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK—Payment in Kind.

PLC—Public Limited Company.

PRIME—A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT—Real Estate Investment Trust.

Forward Foreign Currency Contracts Open on September 30, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	17,523,991	EUR	17,470,664	10/28/2019	SSB	$53,327	$—	$53,327
USD	15,972,638	GBP	15,910,144	10/28/2019	SSB	62,494	—	62,494
USD	521,595	EUR	519,838	10/28/2019	SSB	1,757	—	1,757

						$117,578	$—	$117,578

*	All Values denominated in USD

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2019, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$3,253,858	$—	$3,253,858
Foreign Corporate Obligations	—	33,347,886	—	33,347,886
Foreign Sovereign Obligations	—	2,012,965	—	2,012,965
Asset-Backed Obligations	—	4,545,136	—	4,545,136
Collateralized Mortgage Obligations	—	490,578	—	490,578
U.S. Treasury Obligations	—	20,892,004	—	20,892,004
Short-Term Investments	1,814,925	—	—	1,814,925

Total Investments in Securities—Assets	$1,814,925	$64,542,427	$—	$66,357,352

Financial Derivative Instruments—Assets
Forward Foreign Currency Contracts	$—	$117,578	$—	$117,578

Total Financial Derivative Instruments—Assets	$—	$117,578	$—	$117,578

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2019, the Trust consists of thirty-three active series, nine of which are presented in this filing: American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, American Beacon Alpha Quant Value Fund, American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund and American Beacon TwentyFour Strategic Income Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon Alpha Quant Core Fund, American Beacon Alpha Quant Dividend Fund, American Beacon Alpha Quant Quality Fund, and American Beacon Alpha Quant Value Fund are diversified and the American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund and American Beacon TwentyFour Strategic Income Fund are non-diversified. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alpha Quant Core	$49,935	$—	$50,360	$50,360
Alpha Quant Quality	103,347	—	104,225	104,225
ARK Transformational Innovation	14,042,303	3,705,257	10,491,042	14,196,299
Shapiro SMID Cap Equity	674,783	—	673,898	673,898

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alpha Quant Core	$3,062,922	$272,826	$(131,292)	$141,534
Alpha Quant Dividend	3,522,641	544,864	(49,873)	494,991
Alpha Quant Quality	2,689,550	224,563	(101,857)	122,706
Alpha Quant Value	3,767,108	271,507	(190,570)	80,937
ARK Transformational Innovation	53,670,216	3,479,294	(3,794,751)	(315,457)
Shapiro Equity Opportunities	91,328,598	7,424,147	(12,309,551)	(4,885,404)
Shapiro SMID Cap Equity	7,487,595	468,311	(1,198,336)	(730,025)
SSI Alternative Income Fund	112,678,156	17,212,511	(13,206,907)	4,005,604
TwentyFour Strategic Income	67,411,635	753,132	(1,807,415)	(1,054,283)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2019, the Alpha Quant Dividend had $27,575 short-term and $86,621 long-term post RIC MOD capital loss carry forwards. The SSI Alternative Income had $3,401,983 short-term post RIC MOD capital loss carry forwards. The TwentyFour Strategic Income had $7,395,423 short-term and $9,979,817 long-term post RIC MOD capital loss carry forwards.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year losses are any capital losses incurred after October 31st through the Funds’ fiscal year end, June 30, 2019. Qualified late year ordinary losses are specified losses generally incurred after October 31st through the Funds’ fiscal year end, June 30, 2019. For the period ending June 30, 2019, Alpha Quant Core deferred $86,758 short-term capital losses and $23,829 long-term capital losses, Alpha Quant Quality deferred $68,825 short-term capital losses and

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2019 (Unaudited)

$(32,317) long-term capital losses, Alpha Quant Value deferred $339,801 short-term capital losses and $63,246 long-term capital losses to July 1, 2019.

SSI Alternative Income utilized $2,442,060 in short-term capital loss carryforwards during the year ending June 30, 2019. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

For the period ended June 30, 2019, the Alpha Quant Dividend Fund, American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, did not have any capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 23, 2019

By:	/s/Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 25, 2018

Certifications

I, Gene L. Needles, Jr., certify that:

1.	I have reviewed this report on Form N-Q of American Beacon Funds.

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c.) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.

The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: May 23, 2019	/s/Gene L. Needles, Jr.
Gene L. Needles, Jr., President

I, Melinda G. Heika, certify that:

1.	I have reviewed this report on Form N-Q of American Beacon Funds.

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4.

The Registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c.) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the Registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting; and

5.

The Registrant’s other certifying officer(s) and I have disclosed to the Registrant’s auditors and the audit committee of the Registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant’s internal control over financial reporting.

Date: May 23, 2019	/s/Melinda G. Heika
Melinda G. Heika, Treasurer